Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

As of December 31, 2017 and 2016, the balances due to related parties were as follows:

	December 31, 2017	December 31, 2016
Mr. Hengfang Li - (1)	$375,697	$1,199,620
Total	$375,697	$1,199,620

As of December 31, 2017 and 2016, the acquisition deposit made to related parties were as follows:

	December 31, 2017	December 31, 2016
Shareholder of noncontrolling interest –Venture Business International Limited (“VBI”) - (2)	$-	$565,000
Total	$-	$565,000

(1)	Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed.

(2)	As of December 31, 2016, the Company made a deposit of $565,000 to VBI with the intention to acquire VBI, who owns a 15.68% noncontrolling equity interest in REIT Changjiang for $3.6 million. The transaction was completed as of December 31, 2017.

The Company’s principal shareholders also provide personal guarantees for the Company’s short-term bank loans (see Note 9).

On March 17, 2017, Reit Changjiang entered into a guarantee agreement to guarantee the payment obligations of the Company’s related party, Changjiang Zhongrong Hengde Ecology Co., Ltd., to Changjiang Li Autonomous County Rural Credit Cooperatives. The guaranteed principal creditor’s right is RMB 25,000,000 (US$ 3,842,500).